NOTE 7: INTANGIBLE ASSETS (Details - Carrying amount) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Intangible Assets	$ 71,617	$ 249,996
Net carrying amount [Member]
Statement Line Items [Line Items]
Intangible Assets	71,617	249,996	$ 349,500
Net carrying amount [Member] | Patient records [member]
Statement Line Items [Line Items]
Intangible Assets	71,617	142,996	199,700
Net carrying amount [Member] | Trademarks and domain names [member]
Statement Line Items [Line Items]
Intangible Assets	0	70,500	98,700
Net carrying amount [Member] | Management Software [member]
Statement Line Items [Line Items]
Intangible Assets	$ 8,595	$ 36,500	$ 51,100